Other Payables and Accrued Liabilities (Details Narrative) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Refundable deposits payables to participants	$ 76,686	$ 36,201	$ 35,166